Other disclosures - Subsidiaries and other investments (Details)	Dec. 31, 2024
Aeovian Pharmaceuticals Inc., San Francisco, United States
Interests in other entities
Voting rights % held in other investments	3.32%
ArgoBio SAS, Paris, France
Interests in other entities
Voting rights % held in other investments	8.87%
Aurobac Therapeutics SAS, Lyon, France
Interests in other entities
Voting rights % held in other investments	12.50%
Autobahn Labs, LLC, Palo Alto, CA USA
Interests in other entities
Voting rights % held in other investments	10.53%
Blacksmith Medicines Inc., San Diego, CA USA
Interests in other entities
Voting rights % held in other investments	17.97%
Cajal Neuroscience Inc., Seattle, USA
Interests in other entities
Voting rights % held in other investments	1.58%
Carma Fund I, Munich, Germany
Interests in other entities
Voting rights % held in other investments	10.00%
Carrick Therapeutics Inc., Boston, USA
Interests in other entities
Voting rights % held in other investments	2.86%
Celmatix Inc., New York, USA
Interests in other entities
Voting rights % held in other investments	7.38%
Curie Bio LLC, Boston, United States
Interests in other entities
Voting rights % held in other investments	0.11%
Curie Bio Seed Fund I LP, Boston, USA
Interests in other entities
Voting rights % held in other investments	2.83%
Extend S.r.l., Rome, Italy
Interests in other entities
Voting rights % held in other investments	10.00%
Fibrocor LLP, Toronto, Canada
Interests in other entities
Voting rights % held in other investments	16.26%
Fibrocor Therapeutics, Inc., Toronto, Canada
Interests in other entities
Voting rights % held in other investments	8.37%
IMIDomics Inc., San Rafael, CA, USA
Interests in other entities
Voting rights % held in other investments	6.68%
Immunitas Therapeutics Inc., Waltham, USA
Interests in other entities
Voting rights % held in other investments	5.48%
Leon Nanodrugs GmbH, Munich, Germany
Interests in other entities
Voting rights % held in other investments	10.93%
Mission BioCapital V LP, Cambridge, United States
Interests in other entities
Voting rights % held in other investments	3.64%
OxVax Ltd., Oxford, UK
Interests in other entities
Voting rights % held in other investments	15.33%
Pluristyx Inc., Seattle, USA
Interests in other entities
Voting rights % held in other investments	5.86%
Sernova Corp., Ontario, Canada
Interests in other entities
Voting rights % held in other investments	4.77%
Verto Therapeutics Inc., Boston, USA
Interests in other entities
Voting rights % held in other investments	5.64%
Tubulis GmbH, Munich, Germany
Interests in other entities
Voting rights % held in other investments	8.10%
Breakpoint Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates	34.03%
Centauri Therapeutics Ltd., Cheshire, UK
Interests in other entities
Voting rights % held in associates	19.37%
Dark Blue Therapeutics LTD, Oxford, United Kingdom
Interests in other entities
Voting rights % held in associates	22.45%
EIR Biotherapies S.r.l., Mirandola (MO), Italy
Interests in other entities
Voting rights % held in associates	39.66%
Eternygen GmbH, Berlin, Germany
Interests in other entities
Voting rights % held in associates	24.97%
Quantro Therapeutics GmbH, Wien, Austria
Interests in other entities
Voting rights % held in associates	38.79%
TAG Therapeutics GmbH, Vienna, Austria
Interests in other entities
Voting rights % held in associates	20.16%
Topas Therapeutics GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in associates	23.86%
Aptuit Global LLC, Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Verona) SRL, Verona, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Oxford) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Aptuit (Potters Bar) Ltd, Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Discovery Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex Ltd., Manchester, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Cyprotex US, LLC., Framingham, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (France) SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec ID (Lyon) SAS, Marcy l'Etoile, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Hamburg) GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec GT GmbH, Orth an der Donau, Austria
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (India) Private Limited, Thane, India*
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec International GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (UK) Ltd., Abingdon, United Kingdom
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (US), Inc., Princeton, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Just-Evotec Biologics, Inc, Seattle, United States
Interests in other entities
Voting rights % held in subsidiary	100.00%
Just-Evotec Biologics EU SAS, Toulouse, France
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec (Modena) Srl., Medolla, Italy
Interests in other entities
Voting rights % held in subsidiary	100.00%
NephThera GmbH, Hamburg, Germany
Interests in other entities
Voting rights % held in subsidiary	100.00%
Evotec Asia Pte. Ltd., Shenton, Singapore
Interests in other entities
Voting rights % held in subsidiary	100.00%